DEBT (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of assets pledged	Assets pledged

(in thousands of $)	2020	2019
Vessels and equipment, net	3,344,705	2,578,135